Aristotle Core Equity Fund
SUMMARY SECTION – Aristotle Core Equity Fund
Investment Objective
The investment objective of the Aristotle Core Equity Fund (the "Fund" or "Core Equity Fund") is to seek long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Core Equity Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Aristotle Core Equity Fund Class I Shares USD ($)
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	1.00%
Wire fee	$ 20
Overnight check delivery fee	25
Retirement account fees (annual maintenance fee)	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Aristotle Core Equity Fund Class I Shares
Management fees	0.50%
Distribution (Rule 12b-1) fees	none
Shareholder servicing fees	0.09%
All other expenses	2.00%
Other expenses	2.09%
Total annual fund operating expenses	2.59%
Fees waived and/or expenses reimbursed	(1.94%)	[1]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.65%	[1]
[1]	The Core Equity Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Core Equity Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.65% of the Core Equity Fund's average daily net assets. This agreement is in effect until April 30, 2020, and it may be terminated before that date only by the Trust's Board of Trustees. The Core Equity Fund's Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Core Equity Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund's annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Example

This example is intended to help you compare the cost of investing in the Core Equity Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Core Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Core Equity Fund's operating expenses remain the same. The example reflects the Fund's contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Aristotle Core Equity Fund | Class I Shares | USD ($)	66	620	1,201	2,779

Portfolio Turnover

The Core Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Core Equity Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Core Equity Fund invests at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities. The Core Equity Fund's investments in equity securities may include common stocks, preferred stocks, convertible preferred stocks, depository receipts, shares of publicly-traded real estate investment trusts ("REITs"), warrants and rights. The Core Equity Fund's investments in depository receipts may include American, European, and Global Depository Receipts ("ADRs," "EDRs," and "GDRs," respectively). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. EDRs and GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets. Although the Core Equity Fund may invest in companies of any market capitalization and from any country, it invests primarily in large U.S. companies.

In pursuing the Core Equity Fund's investment objective, Aristotle Atlantic Partners, LLC, the Core Equity Fund's Advisor, employs a fundamental, bottom-up research driven approach to identify companies for investment by the Core Equity Fund. The Advisor seeks to identify companies that it believes are positioned to benefit from one or more of the following: (i) shifts in industry spending, government spending and consumer trends; (ii) gains in market share from innovative products and strong intellectual property; and (iii) cyclical trends in the industry in which they operate and capable management that can take advantage of those trends. At times, the Core Equity Fund's assets may be invested in securities of relatively few industries or sectors.

Principal Risks of Investing

Risk is inherent in all investing and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Core Equity Fund is set forth below in alphabetical order. Before you decide whether to invest in the Core Equity Fund, carefully consider these risk factors associated with investing in the Core Equity Fund, which may cause investors to lose money. There can be no assurance that the Core Equity Fund will achieve its investment objective.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Fund's advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder's ability to exchange or redeem Fund shares may be affected.

Equity Risk. The value of the equity securities held by the Core Equity Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Core Equity Fund participate, or factors relating to specific companies in which the Core Equity Fund invests.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Core Equity Fund's foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs, EDRs and GDRs. Unsponsored ADRs, EDRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, and the issuing bank may deduct custody, foreign currency exchange, and other fees from the payment of dividends.

Large-Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Management and Strategy Risk. The value of your investment depends on the judgment of the Fund's Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Preferred Stock Risk. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company's creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise. Convertible preferred stock allows the holder to convert the preferred shares into a fixed number of common shares, usually after a predetermined date. Like preferred stock, convertible preferred stock generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends but ranks behind bonds, including convertible bonds, in priority upon liquidation.

Real Estate Investment Trust (REIT) Risk. The Core Equity Fund's investment in REITs will subject the Core Equity Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses.

Sector Focus Risk. The Core Equity Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors.

Small-Cap and Mid-Cap Company Risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Warrants and Rights Risk. Warrants and rights may lack a liquid secondary market for resale. The prices of warrants and rights may fluctuate as a result of speculation or other factors. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of their underlying securities and therefore are highly volatile and speculative investments. If a warrant or right expires without being exercised, the Fund will lose any amount paid for the warrant or right.

Performance

The bar chart and table below provide some indication of the risks of investing in the Core Equity Fund by showing changes in the Fund's performance from year to year and by showing how the average annual total returns of the Fund compare with the average annual total returns of a broad-based market index. Updated performance information is available at the Core Equity Fund's website, www.aristotlefunds.com, or by calling the Core Equity Fund at 1-888-661-6691. The Core Equity Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar-Year Total Return (before taxes) For each calendar year at NAV

Highest Calendar Quarter Return at NAV	8.98%	Quarter Ended 09/30/2018
Lowest Calendar Quarter Return at NAV	(16.23)%	Quarter Ended 12/31/2018

The year-to-date return for the Fund as of March 31, 2019 was 16.70%.

Average Annual Total Returns for periods ended December 31, 2018
Average Annual Total Returns - Aristotle Core Equity Fund		1 Year	Since Inception	Inception Date
Class I Shares		(5.66%)	4.57%	Mar. 31, 2017
Class I Shares | After Taxes on Distributions	[1]	(5.95%)	4.33%	Mar. 31, 2017
Class I Shares | After Taxes on Distributions and Sales	[1]	(3.22%)	3.47%	Mar. 31, 2017
S&P 500 Index (Reflects no deductions for fees, expenses or taxes)		(4.38%)	5.49%	Mar. 31, 2017
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.